Disclosure on individual items of the consolidated financial statements (Details) - Schedule of inventories can be broken down - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of inventories can be broken down [Line Items]
Finished goods	€ 16,804	€ 5,074
Trading goods	1,474	257
Work in progress	3,912	2,117
Raw materials	36,766	11,511
Total	58,956	18,959
Write-downs [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of inventories can be broken down [Line Items]
Write-downs finished goods	(206)	(104)
Write-downs work in progress	(502)	(474)
Write-downs raw materials	(5,111)	(5,319)
Total	€ (5,819)	€ (5,896)